Notes payable (Details) - USD ($)	Apr. 30, 2015	Jan. 31, 2015
Short-term Debt [Line Items]
Total notes payable	$ 10,000	$ 10,000
Note D-1
Short-term Debt [Line Items]
Total notes payable	10,000	10,000
Dated - October 30, 2014
Short-term Debt [Line Items]
Total notes payable	$ 10,000	$ 10,000